Investment in a Joint Venture - Schedule of Investment in a Joint Venture (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Investment in a Joint Venture [Abstract]
Share of net assets	¥ 32,717	$ 4,482	¥ 16,998